As filed with the Securities and Exchange Commission on March 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gerald W. Perritt, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

Perritt Emerging Opportunities Fund
Schedule of Investments
January 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 69.3% (a)	Value

	Air Transport - 1.5%
40,700	AeroCentury Corp. *	$152,625
30,000	Air Methods Corporation *	581,100
20,000	World Air Holdings, Inc. *	175,200
		908,925

	Building Materials - 2.3%
33,700	Meadow Valley Corporation *	427,653
59,600	MFRI, Inc. *	360,580
40,000	Ready Mix, Inc. *	626,000
		1,414,233

	Business Services - 3.7%
438,667	BrandPartners Group, Inc. *	175,467
5,000	Corillian Corporation *	15,750
115,952	Envoy Communications Group, Inc. *	175,087
272,000	Newtek Business Services, Inc. *	459,680
45,000	PacificNet, Inc. *	358,650
47,300	Perceptron, Inc. *	331,100
37,100	RCM Technologies, Inc. *	212,212
25,805	Rentrak Corporation *	288,500
125,000	Zomax Incorporated *	248,750
		2,265,196

	Chemical Manufacturing - Specialty - 1.0%
75,000	Flexible Solutions International, Inc. *	192,750
100,000	Flexible SolutionsR * (Acquired 4/13/05, Cost $375,000)	257,000
49,000	TOR Minerals International, Inc. *	134,750
		584,500

	Computers & Electronics - 6.4%
91,300	ADDvantage Technologies Group, Inc. *	727,661
46,800	COMARCO, Inc. *	554,346
15,000	Cyberoptics Corp. *	238,500
27,750	Napco Security Systems, Inc. *	351,037
29,000	Overland Storage, Inc. *	253,750
10,000	Rimage Corp. *	327,200
143,000	Socket Communications, Inc. *	195,910
47,500	Spectrum Control, Inc. *	341,525
25,000	TransAct Technologies Incorporated *	226,000
116,000	Tripos, Inc. *	438,480
100,000	Williams Controls, Inc. *	231,000
		3,885,409

	Consumer Products - Distributing - 1.1%
39,700	Collegiate Pacific, Inc.	406,925
77,700	Image Entertainment, Inc. *	254,856
		661,781

	Consumer Products - Manufacturing - 6.6%
47,637	Emak Worldwide Inc. *	395,387
139,800	Emerson Radio Corp. *	430,584
24,500	Flexsteel Industries, Inc.	352,727
58,100	Hauppauge Digital, Inc. *	271,908
148,500	International Absorbents, Inc. *	438,075
270,500	Mad Catz Interactive, Inc. *	186,645
15,000	Matrixx Initiatives, Inc. *	372,450
17,100	Motorcar Parts of America, Inc. *	175,275
23,900	Q.E.P. Co., Inc. *	253,818
23,000	Tandy Brands Accessories, Inc.	243,570
16,300	Twin Disc, Incorporated	929,915
		4,050,354

	Consumer Services - 0.3%
35,000	Pacific Internet Ltd. *	205,450

	Energy & Related Services - 4.2%
60,000	Deli SolarR * (Acquired 3/15/05, Cost $210,000)	540,000
60,000	Deli SolarR * (Acquired 10/31/05, Cost $231,000)	540,000
394,940	Electric City Corp. *	414,687
25,000	Mitcham Industries, Inc. *	638,500
41,700	TGC Industries, Inc. *	394,899
		2,528,086

	Environmental Services - 2.5%
300,000	PDG Environmental, Inc. *	643,500
40,000	Synagro Technologies, Inc.	176,800
399,766	TurboSonic Technologies, Inc. *	507,703
64,500	Versar, Inc. *	221,235
		1,549,238

	Financial Services - 1.6%
36,000	Nicholas Financial, Inc.	443,880
28,495	U.S. Global Investors, Inc. - Class A *	512,910
		956,790

	Food - 2.4%
164,500	Armanino Foods of Distinction, Inc.	90,475
17,800	John B. Sanfilippo & Son, Inc. *	233,714
51,300	Landec Corporation *	331,398
52,500	Monterey Gourmet Foods Inc. *	205,800
200,000	New Dragon Asia Corp. *	352,000
100,000	Poore Brothers, Inc. *	275,000
		1,488,387

	Leisure - 2.4%
43,600	Century Casinos, Inc. *	400,248
680,000	IA Global, Inc. *	210,800
42,500	Red Lion Hotels Corporation *	395,250
42,000	The Sands Regent *	451,710
		1,458,008

	Medical Supplies & Services - 9.1%
69,100	Allied Healthcare Products, Inc. *	386,269
44,000	American Medical Alert Corp. *	255,200
17,500	Birner Dental Management Services, Inc.	341,250
101,800	CardioTech International, Inc. *	364,444
1,006,069	Curon Medical, Inc. *	462,792
165,000	Health Fitness Corp. *	448,800
30,000	IRIDEX Corporation *	245,100
80,000	LMS Medical Systems Inc. *	164,000
55,500	MEDTOX Scientific, Inc. *	438,450
70,000	Microtek Medical Holdings, Inc. *	251,300
21,500	National Dentex Corporation *	486,330
139,310	Pharsight Corporation *	215,930
62,000	Rockwell Medical Technologies, Inc. *	270,320
90,560	VIVUS, Inc. *	301,565
57,498	Zareba Systems, Inc.	473,209
29,609	ZEVEX International, Inc. *	462,196
		5,567,155

	Minerals & Resources - 2.4%
31,000	Empire Resources, Inc.	589,000
405,000	Golden Odyssey Mining Inc. *	85,050
195,000	Uranium Resources, Inc. *	268,125
97,000	Vista Gold Corp. *	540,290
		1,482,465

	Oil & Gas - 2.6%
41,000	CE Franklin Ltd. *	698,640
250,000	Far East Energy Corp.R * (Acquired 12/31/04, $200,000)	435,000
50,000	Far East Energy Corp.R * (Acquired 10/31/05, $75,000)	87,000
35,000	Matrix Service Company *	374,150
		1,594,790

	Retail - 3.2%
39,000	Cost-U-Less, Inc. *	322,140
99,500	DrugMax, Inc. *	106,465
37,200	Factory Card & Party Outlet Corp. *	297,228
48,500	GTSI Corp. *	350,170
51,100	Hastings Entertainment, Inc. *	273,385
21,500	Man Sang Holdings, Inc. *	109,220
39,300	Touchstone Applied Science Associates, Inc. *	145,410
209,000	Western Power & Equipment Corp. *	355,300
		1,959,318

	Semiconductor & Related Products - 2.0%
69,000	Catalyst Semiconductor, Inc. *	343,620
70,000	FSI International, Inc. *	387,800
53,305	Sparton Corporation	476,813
		1,208,233

	Software - 0.5%
43,500	American Software, Inc. - Class A	301,455

	Specialty Manufacturing - 7.6%
89,000	Amerigon Incorporated *	440,550
24,600	Baldwin Technology Company, Inc. - Class A *	121,770
56,000	Core Molding Technologies, Inc. *	427,840
104,200	Featherlite, Inc. *	531,420
20,000	Hawk Corporation - Class A *	303,600
25,000	Hurco Companies, Inc. *	862,500
47,000	LMI Aerospace, Inc. *	665,050
23,500	Modtech Holdings, Inc. *	187,060
15,000	Nobility Homes, Inc.	403,650
40,000	RF Monolithics, Inc. *	230,000
14,500	Universal Stainless & Alloy Products, Inc. *	277,095
40,000	Veri-Tek International Corp. *	182,000
		4,632,535

	Technology - 0.8%
60,000	AstradaR * (Acquired 4/26/05, Cost $210,000)	133,200
75,000	Ceragon Networks Ltd. *	345,000
		478,200

	Telecommunications - 3.4%
27,350	EFJ, Inc. *	307,141
54,855	Globecomm Systems Inc. *	416,898
31,000	Micronetics, Inc. *	388,058
18,000	Radyne ComStream, Inc. *	247,140
50,000	RELM Wireless Corporation *	523,500
90,000	TeleCommunication Systems, Inc. - Class A *	183,600
		2,066,337

	Transportation - 0.4%
10,000	Maritrans, Inc.	262,700

	Other Investments - 1.3%	778,737

	TOTAL COMMON STOCKS (Cost $35,120,008)	$42,288,282

	WARRANTS - 0.0% (a)
60,000	Astrada Warrants, Expiring 4/15/2010 *	-
100,000	Flexible Solutions Warrants, Expiring 4/08/2009 *	-

	TOTAL WARRANTS (Cost $0)	-

	INVESTMENT COMPANIES - 9.5% (a)
70,000	iShares Russell Microcap Index Fund	$3,908,100
115,000	PowerShares Zacks Micro Cap Portfolio	1,900,950

	TOTAL INVESTMENT COMPANIES (Cost $5,382,024)	$5,809,050

Principal
Amount	CORPORATE BONDS - 0.4% (a)	Value
	Real Estate - 0.4%
$ 250,000	Monmouth Capital CorporationR (Acquired 3/30/05, Cost $250,000)
	8.000%, 03/30/2015	$250,000

	TOTAL CORPORATE BONDS (Cost $250,000)	$250,000

	SHORT TERM INVESTMENTS - 16.3% (a)
	Discount Notes - 8.8%
5,400,000	Federal Home Loan Bank Discount Note, 3.170% due 02/01/2006	$5,400,000

	Variable Rate Demand Notes - 7.5% #
2,551,418	American Family Demand Note, 4.217%	2,551,418
2,028,613	Wisconsin Corporate Central Credit Union Demand Note, 4.204%	2,028,613
		4,580,031

	TOTAL SHORT TERM INVESTMENTS (Cost $9,980,031)	$9,980,031

	TOTAL INVESTMENTS (Cost $50,732,063) - 95.5%	$58,327,363

(a)	Percentages for various classifications relate to total net assets.
R	Restricted under Rule 144A of the Securities Act of 1933. Such securities
	may be sold in transactions exempt from registration, normally to qualified
	institutional buyers. At January 31, 2006 the value of restricted securities
	amounted to $2,242,200 or 3.7% of total net assets.
*	Non-income producing security.
ADR	American Depository Receipt.
#	Variable rate demand notes are considered short-term obligations and
	are payable on demand. Interest rates change periodically on specified
	dates. The rates shown are as of January 31, 2006.

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments            $50,732,063
Gross unrealized appreciation                   10,300,994
Gross unrealized depreciation                  (2,705,694)
Net unrealized appreciation              $ 7,595,300

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt Funds, Inc.

By (Signature and Title) /s/ Michael J. Corbett
                                                 Michael J. Corbett, President

Date                                   3/22/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael J. Corbett
                                                    Michael J. Corbett, President

Date                                   3/22/06

By (Signature and Title)*  /s/ Michael J. Corbett
                                                    Michael J. Corbett, Treasurer

Date                                  3/22/06

* Print the name and title of each signing officer under his or her signature.